Loan to a third party (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Loan to a third party
Loan to a third party	$ 4,621,949	$ 4,749,572
Less: allowance for credit losses	0	0
Loan to a third party, net	$ 4,621,949	$ 4,749,572